SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION

4.	SEGMENT INFORMATION

Under IFRS 8 (Segment Information), operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”) which, in the case of Codere Online, is the Chief Executive Officer (“CEO”) of Codere Online. The CODM is responsible for allocating resources and assessing performance of the business. For management purposes, Codere Online’s operating segments are formed by Codere Online’s business in Spain, Mexico, Colombia, Panama and Argentina.

The CEO primarily measures the performance of Codere Online’s business by its revenue and EBITDA, which is calculated as net income/(loss), after adding back income tax benefit/(expense), net financial results, depreciation and amortization.

Codere Online will report financial information, both internally and externally, based on the organizational structure approved by the CEO of Codere Online. Thus, the reportable segments for the 2025 consolidated financial statements are formed by Codere Online’s operations in Spain and Mexico. Colombia, Panama and Argentina are grouped under “Other operations”. Codere Israel Marketing Support Services LTD, Codere Online Luxembourg S.A., Codere Online U.S. Corp., and Servicios de Juego Online S.A.U. have been grouped and reported under “Supporting”.

The entities that have been aggregated under “Other operations” and “Supporting” have been grouped in accordance with guidance allowed under IFRS 8, Operating Segments. Based on both IFRS 8: BC30 and the diagram included in the implementation guidance accompanying IFRS 8, if two or more components of a business meet the aggregation criteria, they may be combined for external reporting purposes into a single operating segment, notwithstanding that they may individually exceed the quantitative thresholds. Additionally, the entities aggregated in the “Other operations” and “Supporting” segments all meet the following conditions: (i) aggregation is consistent with the core principle of IFRS 8, (ii) the segments have similar economic characteristics, (iii) the segments are similar in the nature of the products and services offered, (iv) the segments are similar in the nature of their production processes, (v) the segments are similar in the type or class of customer for their products and services, (vi) the segments have similar methods used to distribute their products and provide their services and (vii) the segments have a similar nature of their regulatory environment. The segments referred to above include the information related to the online business provided in each country. Inter-segment transactions are carried out on an arm’s length basis and are included in the “Eliminations” column. Information relating to other Codere Online companies not specifically included in these segments is reported under “Other Operations”.

The following tables break down certain of the information presented in the consolidated statements of operations for the years ended December 31, 2025, 2024, and 2023 by Codere Online’s operating segments (amounts expressed in thousands of euros).

12/31/2025	Spain	Mexico	Other Operations	Supporting	Eliminations	Total Codere Online
Revenue	90,533	107,221	12,652	60,918	(60,917)	210,407
Personnel expenses	(2,718)	(2,267)	(1,094)	(18,925)	-	(25,004)
Depreciation and amortization	(139)	(17)	(13)	(476)	-	(645)
Other operating expenses	(73,485)	(103,145)	(12,688)	(50,619)	60,917	(179,020)
Operating expenses	(76,342)	(105,429)	(13,795)	(70,020)	60,917	(204,669)
OPERATING INCOME/(LOSS)	14,191	1,792	(1,143)	(9,102)	-	5,738
Finance income	1,710	1,154	3,451	21,189	(20,857)	6,647
Finance costs	(36)	(1,185)	(7,056)	(8,113)	7,317	(9,073)
Net finance income/(costs)	1,674	(31)	(3,605)	13,076	(13,540)	(2,426)
NET INCOME/(LOSS) BEFORE TAX	15,865	1,761	(4,748)	3,974	(13,540)	3,312
Income tax benefit/(expense)	(1,803)	(11)	(8)	(195)	-	(2,017)
NET INCOME/(LOSS) FOR THE YEAR	14,062	1,750	(4,756)	3,779	(13,540)	1,295
Attributable to equity holders of the Company	14,062	1,747	(4,756)	3,779	(13,540)	1,292
Attributable to non-controlling interests	-	3	-	-	-	3

12/31/2024	Spain	Mexico	Other Operations	Supporting	Eliminations	Total Codere Online
Revenue	87,778	95,699	17,216	52,204	(52,193)	(200,704)
Personnel expenses	(2,360)	(1,746)	(1,372)	(13,306)	-	(18,784)
Depreciation and amortization	(123)	(30)	(9)	(226)	-	(388)
Other operating expenses	(67,786)	(96,322)	(20,380)	(44,906)	52,193	(177,201)
Operating expenses	(70,269)	(98,098)	(21,761)	(58,438)	52,193	(196,373)
OPERATING INCOME/(LOSS)	17,509	(2,399)	(4,545)	(6,234)	-	4,331
Finance income	2,105	622	11,522	4,659	(10,727)	8,181
Finance costs	(69)	(3,552)	(5,984)	(8,262)	10,727	(7,140)
Net finance income/(costs)	2,036	(2,930)	5,538	(3,603)	-	1,041
NET INCOME/(LOSS) BEFORE TAX	19,545	(5,329)	993	(9,837)	-	5,372
Income tax benefit/(expense)	(4,154)	7	27	2,658	-	(1,462)
NET INCOME/(LOSS) FOR THE YEAR	15,391	(5,322)	1,020	(7,179)	-	3,910
Attributable to equity holders of the Company	15,391	(5,324)	1,020	(7,179)	-	3,908
Attributable to non-controlling interests	-	2	-	-	-	2

12/31/2023	Spain	Mexico	Other Operations	Supporting	Eliminations	Total Codere Online
Revenue	75,669	73,315	12,663	45,263	(45,263)	161,647
Personnel expenses	(1,968)	(1,776)	(992)	(12,701)	-	(17,437)
Depreciation and amortization	(24)	(32)	(8)	(50)	-	(114)
Other operating expenses	(60,362)	(83,181)	(19,484)	(41,086)	45,263	(158,850)
Operating expenses	(62,354)	(84,989)	(20,484)	(53,837)	45,263	(176,401)
OPERATING INCOME/(LOSS)	13,315	(11,674)	(7,821)	(8,574)	-	(14,754)
Finance income	1,030	6,552	8,989	28,553	(23,406)	21,718
Finance costs	(51)	(4,920)	(8,579)	(275,423)	273,081	(15,892)
Net finance income/(costs)	979	1,632	410	(246,870)	249,675	5,826
NET INCOME/(LOSS) BEFORE TAX	14,294	(10,042)	(7,411)	(255,444)	249,675	(8,928)
Income tax benefit/(expense)	(1,500)	(8)	202	7,819	-	6,513
NET INCOME/(LOSS) FOR THE YEAR	12,794	(10,050)	(7,209)	(247,625)	249,675	(2,415)
Attributable to equity holders of the Company	12,794	(10,052)	(7,209)	(247,625)	249,675	(2,417)
Attributable to non-controlling interests	-	2	-	-	-	2

Codere Online does not have any customers that individually account for 10% or more of its total revenue for the years ended December 31, 2025, 2024, and 2023.

The following tables break down certain of the information presented in the consolidated statements of financial position as of December 31, 2025 and 2024 by Codere Online’s operating segments (amounts expressed in thousands of euros).

12/31/2025	Spain	Mexico	Other operations	Supporting	Eliminations	Total Codere Online
Non-current assets	611	16	378	226,009	(213,636)	13,378
Current assets	69,684	22,285	10,118	114,179	(148,783)	67,483
Trade receivables and other current assets	13,157	4,731	(1,442)	52,878	(61,483)	7,841
Current financial assets	40,157	3,511	2,572	50,689	(87,270)	9,659
Cash and cash equivalents	16,370	14,043	8,988	10,612	(30)	49,983
Total Assets	70,295	22,301	10,496	340,188	(362,419)	80,861
EQUITY	47,023	(19,669)	(12,943)	228,193	(213,906)	28,698
NON-CURRENT LIABILITIES	151	-	229	1,268	1,232	2,880
CURRENT LIABILITIES	23,121	41,970	23,210	110,727	(149,745)	49,283
Lease obligations	104	-	44	1,588	(1,232)	504
Borrowings	4,048	5,074	11,225	71,496	(90,035)	1,808
Trade payables and other current liabilities	18,969	36,896	11,941	37,643	(58,478)	46,971
Total EQUITY AND LIABILITIES	70,295	22,301	10,496	340,188	(362,419)	80,861

12/31/2024	Spain	Mexico	Other Operations	Supporting	Eliminations	Total Codere Online
Non-current assets	709	31	80	220,495	(209,698)	11,617
Current assets	72,540	15,408	10,176	104,118	(139,319)	62,923
Trade receivables and other current assets	13,403	3,672	1,457	39,739	(49,149)	9,122
Current financial assets	46,819	2,915	2,691	51,209	(90,140)	13,494
Cash and cash equivalents	12,318	8,821	6,028	13,170	(30)	40,307
Total Assets	73,249	15,439	10,256	324,613	(349,017)	74,540
EQUITY	48,448	(21,134)	(11,467)	218,341	(209,968)	24,220
NON-CURRENT LIABILITIES	-	-	(3)	5,359	2	5,358
CURRENT LIABILITIES	24,801	36,573	21,726	100,913	(139,051)	44,962
Lease obligations	350	-	-	14	-	364
Borrowings	5,921	3,329	13,231	72,925	(92,041)	3,365
Trade payables and other current liabilities	18,530	33,244	8,495	27,974	(47,010)	41,233
Total EQUITY AND LIABILITIES	73,249	15,439	10,256	324,613	(349,017)	74,540